Short-Term Bank Borrowings (Details Textual)				1 Months Ended			12 Months Ended
	Feb. 06, 2020 USD ($)	Jan. 15, 2020 USD ($)	May 04, 2018 USD ($)	Jun. 28, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Apr. 19, 2019 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Feb. 06, 2020 CNY (¥)	Jan. 15, 2020 CNY (¥)	Aug. 01, 2019 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	May 04, 2018 CNY (¥)
Short-Term Bank Borrowings (Textual)
Interest expense on short-term bank loans | $							$ 98,086	$ 83,549
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | $			$ 1,039,578		$ 987,989
Due date			Apr. 21, 2019		Apr. 30, 2020	Apr. 30, 2020
Interest rate, description			The loan bears a fixed interest rate of 1-year Loan Prime Rate ("LPR") +2.19% on the date of drawing per annum.		Bearing interest rate at LPR plus 1.69% per annum, payable monthly.
Industrial Bank Co., Ltd [Member] | RMB [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings						¥ 7,000,000								¥ 7,000,000	¥ 7,000,000
Maximum guaranteed amount															7,000,000
Maximum pledged amount for building and land use rights															¥ 17,400,000
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings | $	$ 197,597	$ 846,848										$ 3,400,000
Due date	Feb. 05, 2021	Jan. 14, 2021
Interest rate, description	Loans bearing fixed interest rate of 4.35%, which will be due on January 14, 2021 and February 5, 2021, respectively.	Loans bearing fixed interest rate of 4.35%, which will be due on January 14, 2021 and February 5, 2021, respectively.		The loans bear a fixed interest rate of 5.66%; and the Company repaid both loans in full during the fiscal year.
Postal Saving Bank of China [Member] | RMB [Member]
Short-Term Bank Borrowings (Textual)
Short-term bank borrowings				¥ 4,000,000					¥ 1,400,000	¥ 6,000,000	¥ 3,400,000		¥ 24,400,000